Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,525,371.20
Previously Paid Amount	0.00
Total Fee Amount	48,959.95
Total Offset Amount	0.00
Net Fee	$ 48,959.95